Operating Segments - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical (Parenthetical) (Details) - Geographic Risk - All Other Countries	12 Months Ended
Dec. 31, 2022
Total long lived assets
Entity Wide Revenue Major Customer [Line Items]
Concentration risk	10.00%
Revenue
Entity Wide Revenue Major Customer [Line Items]
Concentration risk	10.00%